Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables
15. Trade and other receivables
The following are included in trade and other receivables:

	2024	2023
Amounts to be realised within one year	£m	£m
Trade receivables (net of loss allowance)	6,487	7,055
Unbilled costs	238	273
VAT and sales taxes recoverable	323	371
Prepayments	221	239
Fair value of derivatives	1	1
Other receivables[1]	452	521
	7,722	8,460
Note
[1] This balance does not include any individually material items.
The ageing of trade receivables by due date is as follows:

	Carrying amount at 31 December	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2024	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,522	5,672	572	155	58	23	42
Expected credit losses	(35)	(1)	—	—	(2)	(9)	(23)
	6,487	5,671	572	155	56	14	19

2023	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,099	6,173	613	183	53	30	47
Expected credit losses	(44)	(1)	(1)	(1)	(3)	(10)	(28)
	7,055	6,172	612	182	50	20	19

	2024	2023
	£m	£m
Expected credit losses
At beginning of year	44	72
Charged to the income statement	20	15
Released to the income statement	(7)	(22)
Exchange adjustments	(1)	(5)
Utilisations and other movements	(21)	(16)
At end of year	35	44
The expected credit loss is equivalent to 0.5% (2023: 0.6%, 2022: 1.0%) of gross trade receivables. Expected credit losses on unbilled costs and other receivables were not material for the years presented. The Group considers that the carrying amount of trade and other receivables approximates their fair value.
Expected credit losses
The Group applies the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for trade receivables, unbilled costs, accrued income and unbilled media. Trade receivables, unbilled costs, accrued income and unbilled media which are mainly due from large national and multinational companies, have been grouped based on shared risk characteristics and days past due. Accrued income, unbilled media and unbilled costs are deemed to have substantially the same risk characteristics as trade receivables, and therefore the expected loss rates for trade receivables are a reasonable approximation of the loss rates for accrued income, unbilled media and unbilled costs. The expected loss rates are based on historical credit losses, with consideration also given to the current economic environment, the level of credit insurance the Group has, as well as forward-looking information.

	2024	2023
Amounts to be realised after more than one year	£m	£m
Fair value of derivatives	4	32
Other receivables and prepayments[1]	170	177
	174	209
Note[1] This balance does not include any individually material items.
The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.
Other receivables and prepayments falling due after more than one year at 31 December 2024 includes £18 million in relation to pension plans in surplus (2023: £14 million).